Restructuring - Schedule of Restructuring Expense of Restructuring Programs by Type of Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net	$ 39	$ 13	$ 7
Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net	39	13	7
Other
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net	$ 0	$ 0	$ 0